Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Carrying amount	¥ 455,016,000	¥ 925,204,000
Wealth management products
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	¥ 260,860,000	¥ 532,147,000